Document and Entity Information	Mar. 13, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0000835663
Entity Registrant Name	THE GLENMEDE FUND, INC.
Prospectus Date	Mar. 13, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Creation Date	Mar. 13, 2025
Document Effective Date	Mar. 13, 2025